PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Prepaid expenses and other current assets
Prepaid expense for bandwidth and servers	$ 301	¥ 2,087	¥ 2,268
Income tax receivable			5,785
Staff field advances	866	6,012	5,817
Capital lease deposit	3,429	23,809
Other deposit and receivables	3,610	25,068	17,690
Total	$ 8,206	¥ 56,976	¥ 31,560